Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Pension Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	$ 6,337		$ 7,893
Interest expense (income)	(799)		743
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(19,560)		(55,582)
Pension Plans US [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses		$ 540		$ 74
Interest expense (income)		533		53
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(7,348)		(798)
Pension Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses		6,877		7,967
Interest expense (income)		(266)		796
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(26,908)		(56,380)
Other Post-employment Benefit Plans Canadian [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses	710		166		$ 145
Interest expense (income)	731		552		618
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$ (5,346)		$ 987		1,686
Other Post-employment Benefit Plans US [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses
Interest expense (income)		123		92		128
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(1,028)		(29)		617
Other Post-employment Benefit Plans Total [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses		710		166		145
Interest expense (income)		854		644		746
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		$ (6,374)		$ 958		$ 2,303
Canadian Pension Plans [Member]
Employee Benefit Plans (Details) - Schedule of expenses included on consolidated statements of income and consolidated statements of comprehensive income [Line Items]
Operating expenses					7,188
Interest expense (income)					423
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans					$ 11,390